THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT D

Lincoln Emancipator VUL

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT F

American Legacy Life, American Legacy Estate Builder

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT J

American Legacy Variable Life

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT JF-A

Ensemble Exec 2006, Ensemble Exec, Ensemble I, Ensemble Accumulator,

Ensemble Protector

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE ACCOUNT JF-C

Ensemble SL, Heritage SVUL

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE ACCOUNT K

Lincoln Multi-Fund® Variable Life

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

Lincoln VUL-I, Lincoln VULCV, Lincoln InReach VULONE 2014, Lincoln Momentum VULONE,

Lincoln Momentum VULONE 2005, Lincoln Momentum VULONE 2007, MoneyGuard® VUL Elite Series,

Lincoln VULCV-II, Lincoln VULCV-II/Flex Elite Series, Lincoln VULCV-III Elite Series, Lincoln VULDB,

Lincoln VULDB Elite Series, Lincoln VULDB-II Elite Series

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

Lincoln Momentum SVULONE, Lincoln Momentum SVULONE 2007, Lincoln SVUL, Lincoln SVUL-I,

Lincoln SVUL-II, Lincoln SVUL-II Elite Series, Lincoln SVUL-III Elite Series, Lincoln SVULONE Elite Series,

Lincoln SVULONE 2007 Elite Series

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

Lincoln CVUL, Lincoln CVUL Series III, Lincoln CVUL Series III Elite Series, Lincoln Corporate Variable 4

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT Y

American Legacy VULDB-II, American Legacy VULDB-IV, American Legacy VULCV-III,

American Legacy VULCV-IV, American Legacy SVUL-IV, American Legacy PreservationEdge SVUL,

American Legacy AssetEdge VUL, American Legacy SVUL-III

Supplement dated May 30, 2023

We recently adjusted The Company's 2022 and 2021 GAAP financial statements to reflect the adoption of the Financial Accounting Standards Board Accounting Standards Update 2018-12, relating to Targeted Improvements to the Accounting for Long-Duration Contracts (LDTI). Please refer to our adjusted GAAP financial statements for additional information. No action with respect to your Policy is required on your part. The adjusted 2022 and 2021 GAAP financial statements do not change your Policy's benefits, values or guarantees.

We also recently filed a Form 8-K with the SEC, which does contain these adjusted financial statements and other information. You can review our Form 8-K on our website at https://www.lincolnfinancial.com/public/aboutus/investorrelations/financialinformation/secfilings or on the SEC website.

Please retain this Supplement for future reference.